Roundhill Acquirers Deep Value ETF
Schedule of Investments
May 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.4%
	Communication Services - 1.1%
24,286	Gray Television, Inc.	$564,892

	Consumer Discretionary - 16.5%
11,671	Adtalem Global Education, Inc. (a)	424,591
28,277	Big 5 Sporting Goods Corporation	869,518
3,280	Biglari Holdings, Inc. - Class B (a)	525,358
5,085	Citi Trends, Inc. (a)	423,784
12,195	Core-Mark Holding Company, Inc.	559,263
21,133	Green Brick Partners, Inc. (a)	493,244
3,307	Johnson Outdoors, Inc. - Class A	404,082
10,957	La-Z-Boy, Inc.	451,757
8,723	M/I Homes, Inc. (a)	615,146
12,624	ODP Corporation (a)	552,174
37,984	Perdoceo Education Corporation (a)	463,025
7,931	Rent-A-Center, Inc.	490,215
9,894	Rocky Brands, Inc.	577,018
11,009	Standard Motor Products, Inc.	495,625
24,446	Tri Pointe Homes, Inc. (a)	589,637
10,434	Zumiez, Inc. (a)	457,218
		8,391,655
	Consumer Staples - 3.7%
8,815	Seneca Foods Corporation - Class A (a)	407,606
24,177	SpartanNash Company	506,992
8,186	Universal Corporation	458,743
4,780	USANA Health Sciences, Inc. (a)	505,437
		1,878,778
	Energy - 2.9%
74,968	DHT Holdings, Inc.	479,795
35,295	Dorian LPG, Ltd. (a)	501,542
23,359	International Seaways, Inc.	468,115
		1,449,452
	Financials - 32.9% (b)
10,032	1st Source Corporation	496,283
4,194	American National Group, Inc.	629,184
7,394	AMERISAFE, Inc.	484,529
8,546	B. Riley Financial, Inc.	629,327
24,360	Brightsphere Investment Group, Inc.	542,497
11,164	Cathay General Bancorp	465,316
17,862	Central Pacific Financial Corporation	494,956
19,165	CNB Financial Corporation	465,901
10,525	Community Trust Bancorp, Inc.	464,994
34,124	Curo Group Holdings Corporation	563,387
2,884	Diamond Hill Investment Group, Inc.	505,882
14,846	Dime Community Bancshares, Inc.	515,305
16,813	Donnelley Financial Solutions, Inc. (a)	501,196
8,664	Eagle Bancorp, Inc.	495,061
11,820	Employers Holdings, Inc.	498,804
9,792	Enterprise Financial Services Corporation	483,823
15,618	Financial Institutions, Inc.	501,806
12,764	First Bancshares, Inc.	498,434
18,274	First Busey Corporation	489,560
16,231	First Community Bankshares, Inc.	505,758
23,247	First of Long Island Corporation	523,057
10,162	Flagstar Bancorp, Inc.	465,420
8,258	Great Southern Bancorp, Inc.	466,494
28,443	Greenhill & Company, Inc.	495,193
30,487	Hope Bancorp, Inc.	466,451
9,747	International Bancshares Corporation	452,261
25,303	Meridian Bancorp, Inc.	557,931

1,925	National Western Life Group, Inc. - Class A	471,664
11,449	Oppenheimer Holdings, Inc. - Class A	572,107
6,947	PJT Partners, Inc. - Class A	505,881
5,581	Safety Insurance Group, Inc.	474,999
9,244	Stewart Information Services Corporation	557,875
9,615	TriCo Bancshares	461,039
		16,702,375
	Health Care - 3.2%
6,193	National HealthCare Corporation	453,390
10,550	Prestige Consumer Healthcare, Inc. (a)	526,128
19,349	Pro-Dex, Inc. (a)	661,349
		1,640,867
	Industrials - 23.9%
54,886	ACCO Brands Corporation	500,011
5,673	Albany International Corporation - Class A	506,883
12,164	Apogee Enterprises, Inc.	462,354
6,698	Atkore, Inc. (a)	517,086
6,599	Barrett Business Services, Inc.	491,428
12,125	BlueLinx Holdings, Inc. (a)	611,100
8,176	Boise Cascade Company	539,534
47,406	Costamare, Inc.	508,666
15,110	DXP Enterprises, Inc. (a)	466,748
6,875	Encore Wire Corporation	565,125
22,701	Ennis, Inc.	475,813
63,125	Golden Ocean Group, Ltd. (a)	629,356
40,874	GrafTech International, Ltd.	542,807

34,100	Great Lakes Dredge & Dock Corporation (a)	498,201
11,565	Herman Miller, Inc.	552,807
9,978	IES Holdings, Inc. (a)	529,433
34,662	Kimball International, Inc. - Class B	461,698
10,466	Miller Industries, Inc.	438,002
11,340	Mueller Industries, Inc.	526,516
14,267	Northwest Pipe Company (a)	451,693
14,573	Primoris Services Corporation	463,276
34,787	Resources Connection, Inc.	507,194
30,278	Steelcase, Inc. - Class A	438,123
12,761	Systemax, Inc.	437,957
		12,121,811
	Information Technology - 4.1%
16,853	AudioCodes, Ltd.	544,183
10,999	Methode Electronics, Inc.	532,132
10,233	PC Connection, Inc.	499,268
11,024	Progress Software Corporation	491,340
		2,066,923
	Materials - 7.7%
33,097	Caledonia Mining Corp plc	487,188
12,573	Clearwater Paper Corporation (a)	358,708
33,440	FutureFuel Corporation	343,429
148,326	IAMGOLD Corporation (a)	536,940
12,977	Koppers Holdings, Inc. (a)	449,913
40,028	O-I Glass, Inc. (a)	737,716
10,211	Schweitzer-Mauduit International, Inc.	417,732
160,114	Sierra Metals, Inc. (a)	578,011
		3,909,637
	Real Estate - 0.6%
59,476	GEO Group, Inc.	308,680

	Utilities - 0.8%
34,613	Consolidated Water Company, Ltd.	426,086
	TOTAL COMMON STOCKS (Cost $41,699,258)	49,461,156

	INVESTMENT COMPANIES - 1.0%
	Financials - 1.0%
31,812	SLR Senior Investment Corporation	488,950
	TOTAL INVESTMENT COMPANIES (Cost $484,109)	488,950

	SHORT-TERM INVESTMENTS - 1.3%
668,025	First American Treasury Obligations Fund, Class X - 0.01% (c)	668,025
	TOTAL SHORT-TERM INVESTMENTS (Cost $668,025)	668,025
	TOTAL INVESTMENTS - 99.7% (Cost $42,851,392)	50,618,131
	Other Assets in Excess of Liabilities - 0.3%	128,439
	NET ASSETS - 100.0%	$50,746,570

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,461,156	$-	$-	$49,461,156
Investment Companies	488,950	$-	$-	488,950
Short-Term Investments	668,025	-	-	668,025
Total Investments in Securities	$50,618,131	$-	$-	$50,618,131
^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2021, the Fund did not recognize any transfers to or from Level 3.